Reserves - Schedule of Outstanding RSUs (Details) - Restricted Share Units	12 Months Ended
Dec. 31, 2017 USD ($) shares
Disclosure Of Reserves Within Equity [Line Items]
Number of units, Issued	153,064
Number of units, Exercised	(12,000)
Number of units, Ending Balance	141,064
Weighted average exercise price, Issued | $	$ 22.41
Weighted average exercise price, Exercised | $	$ 21.80